SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000
Ordinary shares, holdback in escrow	450,000
Ordinary share, purchase price per share	$ 11.50
Sale of stock, price per share	$ 16.5
Public Warrants [Member]
Class of Stock [Line Items]
Warrants issued and outstanding	5,750,000	5,750,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants issued and outstanding	796,254	796,254
Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price	$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	488,000,000	488,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Voting rights	1
Ordinary shares, shares issued	4,755,277	4,821,281
Ordinary shares, shares outstanding	4,755,277	4,821,281
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	12,000,000	12,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Voting rights	10
Ordinary shares, shares issued	4,500,000	4,050,000
Ordinary shares, shares outstanding	4,500,000	4,050,000
Ordinary shares, holdback in escrow	450,000	450,000